Note 5 - Leases	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
5.	Leases

The Company has operating leases for corporate offices, copiers, and certain equipment. Its leases have remaining lease terms of 1 year to 13 years, some of which may include options to extend the leases for up to 15 years, and some of which may include options to terminate the leases within 1 year. The Company evaluates renewal terms on a lease by lease basis to determine if the renewal is reasonably certain. The amount of operating lease expense recorded in the statement of earnings for the twelve months ended December 31, 2025 was $74,058 (2024 - $65,418).

Other information related to leases was as follows (in thousands, except lease term and discount rate):

Supplemental Cash Flows Information, twelve months ended December 31	2025

Cash paid for amounts included in the measurement of operating lease liabilities	$68,698
Right-of-use assets obtained in exchange for operating lease obligation	$88,602

Weighted Average Remaining Operating Lease Term	6 years
Weighted Average Discount Rate	6.6%

Future minimum operating lease payments under non-cancellable leases as of December 31, 2025 were as follows:

2026	$76,344
2027	66,862
2028	57,514
2029	46,652
2030	33,180
Thereafter	93,314
Total future minimum lease payments	373,866
Less imputed interest	(72,160)
Total	301,706